Condensed Combining Financial Information	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Combining Financial Information
Condensed Combining Financial Information
Crown Cork & Seal Company, Inc. (Issuer), a wholly owned subsidiary, has $350 principal amount of 7.375% senior notes due 2026 and $40 principal amount of 7.5% senior notes due 2096 outstanding that are fully and unconditionally guaranteed by Crown Holdings, Inc. (Parent). No other subsidiary guarantees the debt. The following condensed combining financial statements:

•statements of comprehensive income and cash flows for the years ended December 31, 2017, 2016, 2015, and
•balance sheets as of December 31, 2017 and December 31, 2016 are presented on the following pages to comply with the Company’s requirements under Rule 3-10 of Regulation S-X.
CONDENSED COMBINING STATEMENT OF COMPREHENSIVE INCOME For the year ended December 31, 2017 (in millions)

	Parent	Issuer	Non- Guarantors	Eliminations	Total Company
Net sales			8,698		$8,698
Cost of products sold, excluding depreciation and amortization			7,006		7,006
Depreciation and amortization			247		247
Selling and administrative expense		2	365		367
Provision for asbestos		3			3
Restructuring and other		(1)	52		51
Income from operations	—	(4)	1,028	—	1,024
Loss from early extinguishments of debt			7		7
Other pension and postretirement		7	(60)		(53)
Net interest expense		91	146		237
Foreign exchange			4		4
Income/(loss) before income taxes	—	(102)	931	—	829
Provision for / (benefit from) income taxes		194	207		401
Equity earnings in affiliates	323	531		(854)	—
Net income	323	235	724	(854)	428
Net income attributable to noncontrolling interests			(105)		(105)
Net income attributable to Crown Holdings	$323	$235	$619	$(854)	$323

Total comprehensive income	482	275	886	(1,053)	590
Comprehensive income attributable to noncontrolling interests			(108)		(108)
Comprehensive income attributable to Crown Holdings	$482	$275	$778	$(1,053)	$482
CONDENSED COMBINING STATEMENT OF COMPREHENSIVE INCOME For the year ended December 31, 2016 (in millions)

	Parent	Issuer	Non- Guarantors	Eliminations	Total Company
Net sales			8,284		$8,284
Cost of products sold, excluding depreciation and amortization			6,623		6,623
Depreciation and amortization			247		247
Selling and administrative expense		1	365		366
Provision for asbestos		21			21
Restructuring and other		(1)	31		30
Income from operations	—	(21)	1,018	—	997
Loss from early extinguishments of debt			37		37
Other pension and postretirement		20	(44)		(24)
Net interest expense		106	125		231
Foreign exchange			(16)		(16)
Income/(loss) before income taxes	—	(147)	916	—	769
Provision for / (benefit from) income taxes		(12)	198		186
Equity earnings in affiliates	496	529		(1,025)	—
Net income	496	394	718	(1,025)	583
Net income attributable to noncontrolling interests			(87)		(87)
Net income attributable to Crown Holdings	$496	$394	$631	$(1,025)	$496

Total comprehensive income	250	348	472	(733)	337
Comprehensive income attributable to noncontrolling interests			(87)		(87)
Comprehensive income attributable to Crown Holdings	$250	$348	$385	$(733)	$250
CONDENSED COMBINING STATEMENT OF COMPREHENSIVE INCOME For the year ended December 31, 2015 (in millions)

	Parent	Issuer	Non- Guarantors	Eliminations	Total Company
Net sales			8,762		$8,762
Cost of products sold, excluding depreciation and amortization			7,140		7,140
Depreciation and amortization			237		237
Selling and administrative expense		2	380		382
Provision for asbestos		26			26
Restructuring and other		(1)	65		64
Income from operations	—	(27)	940	—	913
Loss from early extinguishments of debt			9		9
Other pension and postretirement		8	(22)		(14)
Net interest expense		100	159		259
Foreign exchange			20		20
Income/(loss) before income taxes	—	(135)	774	—	639
Provision for / (benefit from) income taxes		(35)	213		178
Equity earnings in affiliates	393	385		(778)	—
Net income	393	285	561	(778)	461
Net income attributable to noncontrolling interests			(68)		(68)
Net income attributable to Crown Holdings	$393	$285	$493	$(778)	$393

Total comprehensive income	4	3	168	(107)	68
Comprehensive income attributable to noncontrolling interests			(64)		(64)
Comprehensive income attributable to Crown Holdings	$4	$3	$104	$(107)	$4
CONDENSED COMBINING BALANCE SHEET
As of December 31, 2017
(in millions)

	Parent	Issuer	Non- Guarantors	Eliminations	Total Company
Assets
Current assets
Cash and cash equivalents			424		$424
Receivables, net		9	1,032		1,041
Inventories			1,385		1,385
Prepaid expenses and other current assets			224		224
Total current assets	—	9	3,065	—	3,074

Intercompany debt receivables			3,604	(3,604)	—
Investments	3,120	3,448		(6,568)	—
Goodwill and intangible assets			3,518		3,518
Property, plant and equipment, net			3,239		3,239
Other non-current assets		283	549		832
Total	$3,120	$3,740	$13,975	$(10,172)	$10,663

Liabilities and equity
Current liabilities
Short-term debt			62		$62
Current maturities of long-term debt			64		64
Accounts payable and accrued liabilities	22	41	3,061		3,124
Total current liabilities	22	41	3,187	—	3,250

Long-term debt, excluding current maturities		387	4,830		5,217
Long-term intercompany debt	2,497	1,107		(3,604)	—
Postretirement and pension liabilities			588		588
Other non-current liabilities		336	349		685
Commitments and contingent liabilities
Noncontrolling interests			322		322
Crown Holdings shareholders’ equity	601	1,869	4,699	(6,568)	601
Total equity	601	1,869	5,021	(6,568)	923
Total	$3,120	$3,740	$13,975	$(10,172)	$10,663
CONDENSED COMBINING BALANCE SHEET
As of December 31, 2016
(in millions)

	Parent	Issuer	Non- Guarantors	Eliminations	Total Company
Assets
Current assets
Cash and cash equivalents			559		$559
Receivables, net			865		865
Inventories			1,245		1,245
Prepaid expenses and other current assets	1		171		172
Total current assets	1	—	2,840	—	2,841

Intercompany debt receivables			3,447	(3,447)	—
Investments	2,857	2,915		(5,772)	—
Goodwill and intangible assets			3,263		3,263
Property, plant and equipment, net			2,820		2,820
Other non-current assets		447	228		675
Total	$2,858	$3,362	$12,598	$(9,219)	$9,599

Liabilities and equity
Current liabilities
Short-term debt			33		$33
Current maturities of long-term debt			161		161
Accounts payable and accrued liabilities	23	40	2,639		2,702
Total current liabilities	23	40	2,833	—	2,896

Long-term debt, excluding current maturities		392	4,325		4,717
Long-term intercompany debt	2,469	978		(3,447)	—
Postretirement and pension liabilities			620		620
Other non-current liabilities		358	340		698
Commitments and contingent liabilities
Noncontrolling interests			302		302
Crown Holdings shareholders’ equity	366	1,594	4,178	(5,772)	366
Total equity	366	1,594	4,480	(5,772)	668
Total	$2,858	$3,362	$12,598	$(9,219)	$9,599
CONDENSED COMBINING STATEMENT OF CASH FLOWS
For the year ended December 31, 2017
(in millions)

	Parent	Issuer	Non- Guarantors	Eliminations	Total Company
Net cash provided by/(used for) operating activities	7	(58)	(162)	(38)	$(251)
Cash flows from investing activities
Capital expenditures			(498)		(498)
Beneficial interest in transferred receivables			1,010		1,010
Proceeds from sale of property, plant and equipment			8		8
Intercompany investing activities	235			(235)	—
Other			(24)		(24)
Net cash provided by/(used for) investing activities	235	—	496	(235)	496
Cash flows from financing activities
Proceeds from long-term debt			1,054		1,054
Payments of long-term debt		(5)	(1,132)		(1,137)
Net change in revolving credit facility and short-term debt			95		95
Net change in long-term intercompany balances	88	63	(151)		—
Debt issuance costs			(16)		(16)
Common stock issued	9				9
Common stock repurchased	(339)				(339)
Dividends paid			(273)	273	—
Dividend paid to noncontrolling interests			(93)		(93)
Foreign exchange derivatives related to debt			27		27
Net cash provided by/(used for) financing activities	(242)	58	(489)	273	(400)
Effect of exchange rate changes on cash, cash equivalents and restricted cash			14		14
Net change in cash, cash equivalents and restricted cash	—	—	(141)	—	(141)
Cash, cash equivalents and restricted cash at January 1			576		576
Cash, cash equivalents and restricted cash at December 31	$—	$—	$435	$—	$435
CONDENSED COMBINING STATEMENT OF CASH FLOWS
For the year ended December 31, 2016
(in millions)

	Parent	Issuer	Non- Guarantors	Eliminations	Total Company
Net cash provided by/(used for) operating activities	63	(92)	(3)	(102)	$(134)
Cash flows from investing activities
Capital expenditures			(473)		(473)
Beneficial interest in transferred receivables			1,086		1,086
Proceeds from sale of property, plant and equipment		(1)	11		10
Intercompany investing activities	235			(235)	—
Other			10		10
Net cash provided by/(used for) investing activities	235	(1)	634	(235)	633
Cash flows from financing activities
Proceeds from long-term debt			1,380		1,380
Payments of long-term debt			(1,914)		(1,914)
Net change in revolving credit facility and short-term debt			(32)		(32)
Net change in long-term intercompany balances	(300)	93	207		—
Premiums paid to retire debt			(22)		(22)
Debt issuance costs			(18)		(18)
Common stock issued	10				10
Common stock repurchased	(8)				(8)
Dividends paid			(337)	337	—
Dividend paid to noncontrolling interests			(80)		(80)
Contribution from noncontrolling interests			4		4
Foreign exchange derivatives related to debt			42		42
Net cash provided by/(used for) financing activities	(298)	93	(770)	337	(638)
Effect of exchange rate changes on cash, cash equivalents and restricted cash			(30)		(30)
Net change in cash, cash equivalents and restricted cash	—	—	(169)	—	(169)
Cash, cash equivalents and restricted cash at January 1			745		745
Cash, cash equivalents and restricted cash at December 31	$—	$—	$576	$—	$576
CONDENSED COMBINING STATEMENT OF CASH FLOWS For the year ended December 31, 2015 (in millions)

	Parent	Issuer	Non- Guarantors	Eliminations	Total Company
Net cash provided by/(used for) operating activities	33	(65)	123		$91
Cash flows from investing activities
Capital expenditures			(354)		(354)
Beneficial interest in transferred receivables			865		865
Acquisition of businesses, net of cash acquired			(1,207)		(1,207)
Proceeds from sale of business, net of cash sold			33		33
Proceeds from sale of property, plant and equipment			7		7
Intercompany investing activities	(738)	21	738	(21)	—
Net investment hedge settlements			(11)		(11)
Other			(10)		(10)
Net cash provided by/(used for) investing activities	(738)	21	61	(21)	(677)
Cash flows from financing activities
Proceeds from long-term debt			1,435		1,435
Payments of long-term debt		(17)	(883)		(900)
Net change in revolving credit facility and short-term debt			(7)		(7)
Net change in long-term intercompany balances	708	61	(769)		—
Debt issuance costs			(18)		(18)
Common stock issued	6				6
Common stock repurchased	(9)				(9)
Dividends paid			(21)	21	—
Dividend paid to noncontrolling interests			(48)		(48)
Contribution from noncontrolling interests			5		5
Foreign exchange derivatives related to debt			(58)		(58)
Net cash provided by/(used for) financing activities	705	44	(364)	21	406
Effect of exchange rate changes on cash, cash equivalents and restricted cash			(62)		(62)
Net change in cash, cash equivalents and restricted cash	—	—	(242)	—	(242)
Cash, cash equivalents and restricted cash at January 1			987		987
Cash, cash equivalents and restricted cash at December 31	$—	$—	$745	$—	$745
Crown Americas, LLC, Crown Americas Capital Corp. II, Crown Americas Capital Corp. III and Crown Americas Capital Corp. V (collectively, the Issuers), wholly owned subsidiaries of the Company, have outstanding $1,000 principal amount of 4.5% senior notes due 2023 and $400 principal amount of 4.25% senior notes due 2026 which are fully and unconditionally guaranteed by Crown Holdings, Inc. (Parent) and substantially all subsidiaries in the United States. The guarantors are wholly owned by the Company and the guarantees are made on a joint and several basis. The following condensed combining financial statements:

•	statements of comprehensive income and cash flows for the years ended December 31, 2017, 2016, 2015, and

•	balance sheets as of December 31, 2017 and December 31, 2016 are presented on the following pages to comply with the Company’s requirements under Rule 3-10 of Regulation S-X.
CONDENSED COMBINING STATEMENT OF COMPREHENSIVE INCOME For the year ended December 31, 2017 (in millions)

	Parent	Issuer	Guarantors	Non- Guarantors	Eliminations	Total Company
Net sales			1,931	6,767		$8,698
Cost of products sold, excluding depreciation and amortization			1,605	5,401		7,006
Depreciation and amortization			40	207		247
Selling and administrative expense		10	134	223		367
Provision for asbestos			3			3
Restructuring and other		2	11	38		51
Income from operations		(12)	138	898		1,024
Loss from early extinguishments of debt		6		1		7
Other pension and postretirement			(13)	(40)		(53)
Net interest expense		65	95	77		237
Technology royalty			(42)	42		—
Foreign exchange		90	(2)	6	(90)	4
Income/(loss) before income taxes		(173)	100	812	90	829
Provision for / (benefit from) income taxes		(66)	271	164	32	401
Equity earnings in affiliates	323	194	406		(923)	—
Net income	323	87	235	648	(865)	428
Net income attributable to noncontrolling interests				(105)		(105)
Net income attributable to Crown Holdings	$323	$87	$235	$543	$(865)	$323

Total comprehensive income	482	115	275	854	(1,136)	$590
Comprehensive income attributable to noncontrolling interests				(108)		(108)
Comprehensive income attributable to Crown Holdings	$482	$115	$275	$746	$(1,136)	$482
CONDENSED COMBINING STATEMENT OF COMPREHENSIVE INCOME For the year ended December 31, 2016 (in millions)

	Parent	Issuer	Guarantors	Non- Guarantors	Eliminations	Total Company
Net sales			1,918	6,366		$8,284
Cost of products sold, excluding depreciation and amortization			1,571	5,052		6,623
Depreciation and amortization			33	214		247
Selling and administrative expense		10	135	221		366
Provision for asbestos			21			21
Restructuring and other		(5)	11	24		30
Income from operations		(5)	147	855		997
Loss from early extinguishments of debt		32		5		37
Other pension and postretirement			(7)	(17)		(24)
Net interest expense		66	86	79		231
Technology royalty			(38)	38		—
Foreign exchange		(21)	1	(17)	21	(16)
Income/(loss) before income taxes		(82)	105	767	(21)	769
Provision for / (benefit from) income taxes		(31)	81	143	(7)	186
Equity earnings in affiliates	496	207	370		(1,073)	—
Net income	496	156	394	624	(1,087)	583
Net income attributable to noncontrolling interests				(87)		(87)
Net income attributable to Crown Holdings	$496	$156	$394	$537	$(1,087)	$496

Total comprehensive income	250	119	348	394	(774)	$337
Comprehensive income attributable to noncontrolling interests				(87)		(87)
Comprehensive income attributable to Crown Holdings	$250	$119	$348	$307	$(774)	$250
CONDENSED COMBINING STATEMENT OF COMPREHENSIVE INCOME For the year ended December 31, 2015 (in millions)

	Parent	Issuer	Guarantors	Non- Guarantors	Eliminations	Total Company
Net sales			2,013	6,749		$8,762
Cost of products sold, excluding depreciation and amortization			1,632	5,508		7,140
Depreciation and amortization			32	205		237
Selling and administrative expense		9	145	228		382
Provision for asbestos			26			26
Restructuring and other			7	57		64
Income from operations		(9)	171	751		913
Loss from early extinguishments of debt		9				9
Other pension and postretirement			(13)	(1)		(14)
Net interest expense		91	90	78		259
Technology royalty			(42)	42		—
Foreign exchange		(8)	3	17	8	20
Income/(loss) before income taxes		(101)	133	615	(8)	639
Provision for / (benefit from) income taxes		(38)	79	140	(3)	178
Equity earnings in affiliates	393	183	231		(807)	—
Net income	393	120	285	475	(812)	461
Net income attributable to noncontrolling interests				(68)		(68)
Net income attributable to Crown Holdings	$393	$120	$285	$407	$(812)	$393

Total comprehensive income	4	146	64	46	(192)	$68
Comprehensive income attributable to noncontrolling interests				(64)		(64)
Comprehensive income attributable to Crown Holdings	$4	$146	$64	$(18)	$(192)	$4
CONDENSED COMBINING BALANCE SHEET
As of December 31, 2017
(in millions)

	Parent	Issuer	Guarantors	Non- Guarantors	Eliminations	Total Company
Assets
Current assets
Cash and cash equivalents		36	3	385		$424
Receivables, net			29	1,012		1,041
Intercompany receivables			32	13	(45)	—
Inventories			347	1,038		1,385
Prepaid expenses and other current assets		2	17	205		224
Total current assets	—	38	428	2,653	(45)	3,074

Intercompany debt receivables		2,523	3,325	732	(6,580)	—
Investments	3,120	2,479	1,032		(6,631)	—
Goodwill and intangible assets			466	3,052		3,518
Property, plant and equipment, net		1	515	2,723		3,239
Other non-current assets		11	311	510		832
Total	$3,120	$5,052	$6,077	$9,670	$(13,256)	$10,663

Liabilities and equity
Current liabilities
Short-term debt				62		$62
Current maturities of long-term debt		23	3	38		64
Accounts payable and accrued liabilities	22	31	619	2,452		3,124
Intercompany payables			13	32	(45)	—
Total current liabilities	22	54	635	2,584	(45)	3,250

Long-term debt, excluding current maturities		2,094	408	2,715		5,217
Long-term intercompany debt	2,497	1,411	2,454	218	(6,580)	—
Postretirement and pension liabilities			373	215		588
Other non-current liabilities			338	347		685
Commitments and contingent liabilities
Noncontrolling interests				322		322
Crown Holdings shareholders’ equity	601	1,493	1,869	3,269	(6,631)	601
Total equity	601	1,493	1,869	3,591	(6,631)	923
Total	$3,120	$5,052	$6,077	$9,670	$(13,256)	$10,663
CONDENSED COMBINING BALANCE SHEET
As of December 31, 2016
(in millions)

	Parent	Issuer	Guarantors	Non- Guarantors	Eliminations	Total Company
Assets
Current assets
Cash and cash equivalents		83		476		$559
Receivables, net		3	20	842		865
Intercompany receivables			33	6	(39)	—
Inventories			313	932		1,245
Prepaid expenses and other current assets	1	2	13	156		172
Total current assets	1	88	379	2,412	(39)	2,841

Intercompany debt receivables		2,703	3,234	690	(6,627)	—
Investments	2,857	2,319	954		(6,130)	—
Goodwill and intangible assets			469	2,794		3,263
Property, plant and equipment, net		1	496	2,323		2,820
Other non-current assets		3	464	208		675
Total	$2,858	$5,114	$5,996	$8,427	$(12,796)	$9,599

Liabilities and equity
Current liabilities
Short-term debt				33		$33
Current maturities of long-term debt		118		43		161
Accounts payable and accrued liabilities	23	32	577	2,070		2,702
Intercompany payables			6	33	(39)	—
Total current liabilities	23	150	583	2,179	(39)	2,896

Long-term debt, excluding current maturities		2,258	392	2,067		4,717
Long-term intercompany debt	2,469	1,328	2,624	206	(6,627)	—
Postretirement and pension liabilities			422	198		620
Other non-current liabilities			381	317		698
Commitments and contingent liabilities
Noncontrolling interests				302		302
Crown Holdings shareholders’ equity	366	1,378	1,594	3,158	(6,130)	366
Total equity	366	1,378	1,594	3,460	(6,130)	668
Total	$2,858	$5,114	$5,996	$8,427	$(12,796)	$9,599
CONDENSED COMBINING STATEMENT OF CASH FLOWS
For the year ended December 31, 2017
(in millions)

	Parent	Issuer	Guarantors	Non- Guarantors	Eliminations	Total Company
Net provided by/(used for) operating activities	7	(30)	83	(211)	(100)	$(251)
Cash flows from investing activities
Capital expenditures			(102)	(396)		(498)
Beneficial interest in transferred receivables				1,010		1,010
Proceeds from sale of property, plant and equipment			1	7		8
Intercompany investing activities	235		300		(535)	—
Other			(20)	(4)		(24)
Net cash provided by/(used for) investing activities	235	—	179	617	(535)	496
Cash flows from financing activities
Proceeds from long-term debt		750	9	295		1,054
Payments of long-term debt		(1,015)	(7)	(115)		(1,137)
Net change in revolving credit facility and short-term debt				95		95
Net change in long-term intercompany balances	88	263	(261)	(90)		—
Debt issuance costs		(15)		(1)		(16)
Common stock issued	9					9
Common stock repurchased	(339)					(339)
Dividends paid				(635)	635	—
Dividends paid to noncontrolling interests				(93)		(93)
Foreign exchange derivatives related to debt				27		27
Net cash provided by/(used for) financing activities	(242)	(17)	(259)	(517)	635	(400)
Effect of exchange rate changes on cash, cash equivalents and restricted cash				14		14
Net change in cash, cash equivalents and restricted cash	—	(47)	3	(97)	—	(141)
Cash, cash equivalents and restricted cash at January 1		83		493		576
Cash, cash equivalents and restricted cash at December 31	$—	$36	$3	$396	$—	$435

CONDENSED COMBINING STATEMENT OF CASH FLOWS
For the year ended December 31, 2016
(in millions)

	Parent	Issuer	Guarantors	Non- Guarantors	Eliminations	Total Company
Net provided by/(used for) operating activities	63	23	143	(211)	(152)	$(134)
Cash flows from investing activities
Capital expenditures			(127)	(346)		(473)
Beneficial interest in transferred receivables				1,086		1,086
Proceeds from sale of property, plant and equipment			4	6		10
Intercompany investing activities	235		150		(385)	—
Other			10	—		10
Net cash provided by/(used for) investing activities	235	—	37	746	(385)	633
Cash flows from financing activities
Proceeds from long-term debt		700		680		1,380
Payments of long-term debt		(1,181)		(733)		(1,914)
Net change in revolving credit facility and short-term debt				(32)		(32)
Net change in long-term intercompany balances	(300)	468	(180)	12		—
Premiums paid to retire debt		(22)				(22)
Debt issuance costs		(9)		(9)		(18)
Common stock issued	10					10
Common stock repurchased	(8)					(8)
Dividends paid				(537)	537	—
Dividends paid to noncontrolling interests				(80)		(80)
Contribution from noncontrolling interests				4		4
Foreign exchange derivatives related to debt				42		42
Net cash provided by/(used for) financing activities	(298)	(44)	(180)	(653)	537	(638)
Effect of exchange rate changes on cash, cash equivalents and restricted cash				(30)		(30)
Net change in cash, cash equivalents and restricted cash	—	(21)	—	(148)	—	(169)
Cash, cash equivalents and restricted cash at January 1		104		641		745
Cash, cash equivalents and restricted cash at December 31	$—	$83	$—	$493	$—	$576
CONDENSED COMBINING STATEMENT OF CASH FLOWS
For the year ended December 31, 2015
(in millions)

	Parent	Issuer	Guarantors	Non- Guarantors	Eliminations	Total Company
Net provided by/(used for) operating activities	33	(34)	6	86		$91
Cash flows from investing activities
Capital expenditures			(80)	(274)		(354)
Beneficial interest in transferred receivables				865		865
Acquisition of businesses, net of cash acquired				(1,207)		(1,207)
Proceeds from sale of businesses, net of cash sold				33		33
Proceeds from sale of property, plant and equipment			2	5		7
Intercompany investing activities	(738)	15	71	738	(86)	—
Net investment hedge settlements		(11)				(11)
Other			(10)	—		(10)
Net cash provided by/(used for) investing activities	(738)	4	(17)	160	(86)	(677)
Cash flows from financing activities
Proceeds from long-term debt		750		685		1,435
Payments of long-term debt		(722)		(178)		(900)
Net change in revolving credit facility and short-term debt				(7)		(7)
Net change in long-term intercompany balances	708	(12)	11	(707)		—
Debt issuance costs		(10)		(8)		(18)
Common stock issued	6					6
Common stock repurchased	(9)					(9)
Dividends paid				(86)	86	—
Dividends paid to noncontrolling interests				(48)		(48)
Contribution from noncontrolling interests				5		5
Foreign exchange derivatives related to debt				(58)		(58)
Net cash provided by/(used for) financing activities	705	6	11	(402)	86	406
Effect of exchange rate changes on cash, cash equivalents and restricted cash				(62)		(62)
Net change in cash, cash equivalents and restricted cash	—	(24)	—	(218)	—	(242)
Cash, cash equivalents and restricted cash at January 1		128		859		987
Cash, cash equivalents and restricted cash at December 31	$—	$104	$—	$641	$—	$745